Severance, acquisition and other costs (Tables)	6 Months Ended
Jun. 30, 2025
Analysis of income and expense [abstract]
Disclosure of severance, acquisition and other costs

	Three months		Six months
For the period ended June 30	2025	2024	2025	2024
Severance	(14)	4	(245)	(230)
Acquisition and other	(27)	(26)	(43)	(21)
Total severance, acquisition and other costs	(41)	(22)	(288)	(251)